UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22896

Global Macro Capital Opportunities Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2015

Date of Reporting Period

Item 1. Reports to Stockholders

Global Macro Capital Opportunities Portfolio

April 30, 2015

Portfolio of Investments (Unaudited)

Common Stocks — 91.3%

Security	Shares	Value

Argentina — 2.1%
Banco Macro SA, Class B ADR	11,900	$657,475
BBVA Banco Frances SA ADR	13,300	256,424
Cresud SA ADR(1)	7,800	102,570
Empresa Distribuidora Y Comercializadora Norte SA ADR(1)	5,400	76,896
Grupo Financiero Galicia SA, Class B ADR	25,200	555,408
IRSA Inversiones y Representaciones SA ADR	4,800	86,976
Pampa Energia SA ADR(1)	8,400	136,752
Telecom Argentina SA ADR	29,300	611,198
Transportadora de Gas del Sur SA ADR	16,700	82,331

		$2,566,030

Botswana — 1.2%
Barclays Bank of Botswana, Ltd.	343,800	$142,015
Botswana Insurance Holdings, Ltd.	259,400	325,055
Engen Botswana, Ltd.	177,211	148,995
First National Bank of Botswana, Ltd.	710,000	274,437
Letshego Holdings, Ltd.	1,188,500	371,392
Sechaba Breweries, Ltd.	84,100	246,313

		$1,508,207

Brazil — 9.5%
AMBEV SA	169,200	$1,063,625
Banco Bradesco SA	34,300	341,981
Banco Bradesco SA, PFC Shares	92,500	987,338
Banco do Brasil SA	41,200	364,010
Banco Santander Brasil SA	12,700	68,580
BB Seguridade Participacoes SA	31,400	367,364
BM&F Bovespa SA	85,800	353,401
BR Malls Participacoes SA	25,300	137,712
BRF-Brasil Foods SA	25,725	549,857
CETIP SA - Mercados Organizados	12,100	138,753
Cia Brasileira de Distribuicao Grupo Pao de Acucar, PFC Shares	7,500	253,904
Cia de Concessoes Rodoviarias SA (CCR)	47,900	263,908
Cia de Saneamento Basico do Estado de Sao Paulo	10,800	63,805
Cia Energetica de Minas Gerais SA, PFC Shares	39,700	191,717
Cia Energetica de Sao Paulo, Class B, PFC Shares	5,900	37,206
Cia Paranaense de Energia-Copel, PFC Shares	3,300	37,141
Cia Siderurgica Nacional SA	22,600	60,533
Cielo SA	35,320	491,651
Cosan SA Industria e Comercio	4,000	39,164
CPFL Energia SA	7,739	51,038
Embraer SA	32,100	250,369
Estacio Participacoes SA	9,500	57,386

Security	Shares	Value

Brazil (continued)
Fibria Celulose SA(1)	11,400	$159,860
Gerdau SA, PFC Shares	41,000	136,760
Hypermarcas SA(1)	19,900	131,304
Itau Unibanco Holding SA, PFC Shares	95,600	1,222,545
Itausa-Investimentos Itau SA, PFC Shares	130,479	459,477
JBS SA	35,000	180,521
Klabin SA	23,800	145,978
Kroton Educacional SA	57,900	211,388
Localiza Rent a Car SA	4,600	53,619
Lojas Americanas SA, PFC Shares	26,000	144,715
Lojas Renner SA	5,900	205,710
M Dias Branco SA	1,200	34,467
Multiplan Empreendimentos Imobiliarios SA	2,700	47,495
Natura Cosmeticos SA	5,300	50,661
Petroleo Brasileiro SA	20,000	94,592
Petroleo Brasileiro SA, PFC Shares	27,950	121,060
Porto Seguro SA	3,700	46,285
Qualicorp SA(1)	6,200	51,033
Raia Drogasil SA	6,300	71,511
Souza Cruz SA	18,700	170,680
Suzano Papel e Celulose SA, PFC Shares	10,800	54,126
Telefonica Brasil SA, PFC Shares	12,000	199,140
Tim Participacoes SA	39,000	124,911
Totvs SA	4,100	47,369
Tractebel Energia SA	5,000	59,244
Ultrapar Participacoes SA	10,100	232,441
Vale SA	56,625	425,681
Vale SA, PFC Shares	79,250	477,402
Weg SA	28,000	149,156

		$11,679,574

China — 20.2%
58.com, Inc. ADR(1)	500	$38,140
AAC Technologies Holdings, Inc.	19,000	100,417
Agricultural Bank of China, Ltd., Class H	530,000	299,061
Air China, Ltd., Class H	56,000	67,326
Aluminum Corp. of China, Ltd., Class H(1)	118,000	75,373
Anhui Conch Cement Co., Ltd., Class H	32,000	129,590
ANTA Sports Products, Ltd.	31,000	68,643
Autohome, Inc. ADR(1)	700	35,728
Bank of China, Ltd., Class H	1,897,000	1,299,830
Bank of Communications, Ltd., Class H	227,000	232,981
Beijing Enterprises Holdings, Ltd.	13,500	123,807
Beijing Enterprises Water Group, Ltd.(1)	124,000	106,305
Belle International Holdings, Ltd.	117,000	150,166
Bitauto Holdings, Ltd. ADR(1)	300	17,844

13	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

April 30, 2015

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

China (continued)
Brilliance China Automotive Holdings, Ltd.	82,000	$153,892
BYD Co., Ltd., Class H	19,500	117,682
CGN Power Co., Ltd.(1)(2)	155,000	86,534
China Cinda Asset Management Co., Ltd., Class H(1)	147,000	86,858
China CITIC Bank Corp., Ltd., Class H	207,000	187,452
China CNR Corp, Ltd.(1)(2)	52,500	107,367
China Coal Energy Co., Ltd., Class H	119,000	77,764
China Communications Construction Co., Ltd., Class H	117,000	212,806
China Construction Bank Corp., Class H	1,725,000	1,674,517
China Everbright International, Ltd.	68,000	126,803
China Everbright, Ltd.	24,000	79,032
China Galaxy Securities Co., Ltd., Class H	47,500	77,931
China Gas Holdings, Ltd.	52,000	91,608
China Life Insurance Co., Ltd., Class H	179,000	869,888
China Longyuan Power Group Corp., Ltd., Class H	80,000	98,938
China Medical System Holdings, Ltd.	32,000	56,225
China Mengniu Dairy Co., Ltd.	34,000	172,681
China Merchants Bank Co., Ltd., Class H	113,000	341,355
China Merchants Holdings (International) Co., Ltd.	32,000	145,585
China Minsheng Banking Corp., Ltd., Class H	149,500	219,062
China Mobile, Ltd.	148,500	2,117,236
China National Building Material Co., Ltd., Class H	80,000	96,624
China Oilfield Services, Ltd., Class H	48,000	98,554
China Overseas Land & Investment, Ltd.	98,000	407,578
China Pacific Insurance (Group) Co., Ltd., Class H	63,200	342,560
China Petroleum & Chemical Corp., Class H	604,000	573,175
China Pharmaceutical Group, Ltd.	84,000	87,001
China Railway Construction Corp., Ltd., Class H	57,500	115,256
China Railway Group, Ltd., Class H	112,000	158,039
China Resources Enterprise, Ltd.	34,000	104,154
China Resources Gas Group, Ltd.	24,000	83,811
China Resources Land, Ltd.	61,777	224,537
China Resources Power Holdings Co., Ltd.	48,000	145,417
China Shenhua Energy Co., Ltd., Class H	82,500	213,725
China State Construction International Holdings, Ltd.	50,000	97,138
China Taiping Insurance Holdings Co., Ltd.(1)	29,400	109,601
China Telecom Corp., Ltd., Class H	348,000	258,248
China Unicom (Hong Kong), Ltd.	148,000	277,963
China Vanke Co., Ltd., Class H(1)	35,700	94,081
CITIC Securities Co., Ltd., Class H	28,000	124,217
CITIC, Ltd.	58,000	116,028
CNOOC, Ltd.	423,000	719,109
Cosco Pacific, Ltd.	48,000	75,643
Country Garden Holdings Co., Ltd.	146,000	78,636
CSR Corp., Ltd., Class H	58,000	111,961
Ctrip.com International, Ltd. ADR(1)	1,800	114,624

Security	Shares	Value

China (continued)
Dongfeng Motor Group Co., Ltd., Class H	72,000	$119,618
Evergrande Real Estate Group, Ltd.	164,000	155,499
GCL-Poly Energy Holdings, Ltd.(1)	293,000	88,235
Geely Automobile Holdings, Ltd.	150,000	84,577
Great Wall Motor Co., Ltd., Class H	26,000	197,277
Guangdong Investment, Ltd.	68,000	100,874
Guangzhou Automobile Group Co., Ltd., Class H	66,000	71,143
Haier Electronics Group Co., Ltd.	29,000	82,862
Haitong Securities Co., Ltd., Class H	36,000	117,579
Hanergy Thin Film Power Group, Ltd.(1)	302,000	280,665
Hengan International Group Co., Ltd.	18,500	228,233
Huaneng Power International, Inc., Class H	92,000	130,711
Industrial & Commercial Bank of China, Ltd., Class H	1,747,000	1,519,951
JD.com, Inc. ADR(1)	8,700	291,972
Jiangxi Copper Co., Ltd., Class H	37,000	76,356
Jumei International Holding, Ltd. ADR(1)	1,600	33,584
Kingsoft Corp., Ltd.	20,000	77,802
Kunlun Energy Co., Ltd.	142,000	168,210
Lenovo Group, Ltd.	168,000	288,888
Longfor Properties Co., Ltd.	40,000	68,809
NetEase.com, Inc. ADR	700	89,733
New Oriental Education & Technology Group, Inc. ADR(1)	1,600	40,944
New World China Land, Ltd.	76,000	51,251
People’s Insurance Co. Group of China, Ltd., Class H	176,000	122,091
PetroChina Co., Ltd., Class H	498,000	642,302
PICC Property & Casualty Co., Ltd., Class H	84,000	186,320
Ping An Insurance (Group) Co. of China, Ltd., Class H	62,000	889,860
Qihoo 360 Technology Co., Ltd. ADR(1)	1,000	60,300
Semiconductor Manufacturing International Corp.(1)	689,000	75,932
Shanghai Electric Group Co., Ltd., Class H	86,000	87,695
Shenzhou International Group Holdings, Ltd.	16,000	74,943
Shimao Property Holdings, Ltd.	37,500	88,094
Sihuan Pharmaceutical Holdings Group, Ltd.(3)	119,000	54,168
SINA Corp.(1)	800	35,196
Sino Biopharmaceutical, Ltd.	80,000	91,231
Sino-Ocean Land Holdings, Ltd.	95,000	79,274
Sinopharm Group Co., Ltd., Class H	31,200	148,997
SouFun Holdings, Ltd. ADR	2,800	23,156
Sun Art Retail Group, Ltd.	67,500	69,346
Tencent Holdings, Ltd.	118,800	2,451,898
Tingyi (Cayman Islands) Holding Corp.	50,000	105,717
Tsingtao Brewery Co., Ltd., Class H	10,000	63,854
Vipshop Holdings, Ltd. ADR(1)	2,800	79,212
Want Want China Holdings, Ltd.	148,000	162,535
Weichai Power Co., Ltd., Class H	14,000	55,290
Youku Tudou, Inc. ADR(1)	1,600	29,920

14	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

April 30, 2015

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

China (continued)
YY, Inc. ADR(1)	400	$25,424
Zhejiang Expressway Co., Ltd., Class H	44,000	70,220
Zhuzhou CSR Times Electric Co., Ltd., Class H	14,000	118,505
Zijin Mining Group Co., Ltd., Class H(3)	172,000	66,354

		$24,996,714

Egypt — 3.3%
Arabian Cement Co.	37,900	$86,720
Commercial International Bank	213,900	1,553,416
Eastern Tobacco	6,600	169,464
Edita Food Industries SAE GDR(1)(2)	11,500	182,275
Egypt Kuwait Holding Co. SAE	146,766	96,739
Egyptian Financial Group-Hermes Holding Co.(1)	130,600	242,426
El Sewedy Cables Holding Co.(1)	32,200	199,906
Ezz Steel(1)	65,800	108,045
Ghabbour Auto(1)	24,200	15,826
Global Telecom Holding SAE(1)	447,200	188,228
Juhayna Food Industries	160,800	197,283
Medinet Nasr for Housing(1)	40,800	174,831
Oriental Weavers Co.	94,200	129,458
Palm Hills Developments SAE(1)	271,300	97,242
Pioneers Holding(1)	42,800	49,041
Sidi Kerir Petrochemicals Co.	71,800	138,011
Talaat Moustafa Group	332,600	431,336

		$4,060,247

Georgia — 1.5%
Bank of Georgia Holdings PLC	39,800	$1,093,034
TBC Bank JSC GDR(1)(4)	72,600	809,785

		$1,902,819

Hong Kong — 0.3%
Alibaba Health Information Technology, Ltd.(1)	72,000	$112,809
ENN Energy Holdings, Ltd.	20,000	143,948
Fosun International, Ltd.	47,000	117,146

		$373,903

India — 6.9%
Adani Enterprises, Ltd.	5,100	$54,219
Adani Ports and Special Economic Zone, Ltd.	17,600	88,244
Apollo Hospitals Enterprise, Ltd.	2,900	52,229
Asian Paints, Ltd.	10,000	120,345
Aurobindo Pharma, Ltd.	4,800	97,053
Bajaj Auto, Ltd.	3,000	91,489
Bharat Heavy Electricals, Ltd.	21,200	80,203

Security	Shares	Value

India (continued)
Bharat Petroleum Corp., Ltd.	6,600	$79,292
Bharti Airtel, Ltd.	20,900	125,443
Cairn India, Ltd.	17,400	58,657
Coal India, Ltd.	17,900	102,251
Dabur India, Ltd.	19,000	75,260
Dr. Reddy’s Laboratories, Ltd.	4,000	208,566
GAIL (India), Ltd.	12,200	69,298
Godrej Consumer Products, Ltd.	4,300	71,787
Gujarat Ambuja Cements, Ltd.	24,100	88,172
HCL Technologies, Ltd.	16,400	228,455
Hero MotoCorp, Ltd.	1,600	58,659
Hindalco Industries, Ltd.	39,700	80,138
Hindustan Unilever, Ltd.	25,000	336,517
Housing Development Finance Corp., Ltd.	48,400	897,835
ICICI Bank, Ltd.	37,100	194,672
Idea Cellular, Ltd.	38,700	106,702
Infosys, Ltd.	29,900	913,276
ITC, Ltd.	74,000	376,020
Larsen & Toubro, Ltd.	10,700	275,531
LIC Housing Finance, Ltd.	10,400	70,574
MM Forgings, Ltd.	21,000	220,719
Motherson Sumi Systems, Ltd.	8,100	64,350
Nestle India, Ltd.	800	82,771
NTPC, Ltd.	57,400	135,344
Oil & Natural Gas Corp., Ltd.	26,500	126,683
Reliance Industries, Ltd.	42,300	575,465
Rural Electrification Corp., Ltd.	11,200	54,803
Sesa Sterlite, Ltd.	41,100	134,859
Shriram Transport Finance Co., Ltd.	5,200	80,192
Siemens India, Ltd.	2,800	60,234
State Bank of India	50,500	214,012
Sun Pharmaceutical Industries, Ltd.	27,920	414,307
Tata Consultancy Services, Ltd.	15,400	599,312
Tata Motors, Ltd.	25,500	204,928
Tata Power Co., Ltd.	42,800	51,003
Tata Steel, Ltd.	11,600	66,028
Tech Mahindra, Ltd.	8,000	78,230
UltraTech Cement, Ltd.	1,300	54,791
United Spirits, Ltd.(1)	1,600	84,332
Wipro, Ltd.	20,800	175,865
Zee Entertainment Enterprises, Ltd.	18,600	91,395

		$8,570,510

Jordan — 0.1%
Arab Pesticides & Veterinary Drugs Manufacturing Co.	43,085	$115,089
United Cable Industries Co.(1)	86,908	69,953

		$185,042

15	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

April 30, 2015

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Kazakhstan — 2.4%
Halyk Savings Bank of Kazakhstan JSC GDR(4)	68,300	$530,099
KAZ Minerals PLC(1)	48,000	190,898
KazMunaiGas Exploration Production GDR(4)	159,909	1,818,779
Kcell JSC GDR(4)	45,200	380,725

		$2,920,501

Kenya — 1.8%
ARM Cement, Ltd.	96,800	$80,782
British-American Investments Co. Kenya, Ltd.	254,700	60,577
Centum Investment Co., Ltd.(1)	153,200	102,757
Co-operative Bank of Kenya, Ltd. (The)	672,533	152,604
East African Breweries, Ltd.	141,004	476,163
Equity Group Holdings, Ltd.	728,100	383,123
Kenya Airways, Ltd.(1)	383,378	28,987
Kenya Commercial Bank, Ltd.	788,700	525,874
Kenya Electricity Generating Co., Ltd.	637,525	67,208
Kenya Power & Lighting, Ltd.	313,400	57,483
Safaricom, Ltd.	1,648,917	304,347

		$2,239,905

Latvia — 0.6%
Grindeks	18,290	$122,766
Olainfarm(1)	61,700	515,149
SAF Tehnika	28,900	72,410

		$710,325

Mauritius — 2.2%
Alteo, Ltd.	52,987	$49,901
CIEL, Ltd.	430,500	85,177
CIM Financial Services, Ltd.	238,300	61,381
ENL Land, Ltd.	72,211	102,601
Gamma Civic, Ltd.	81,886	76,791
Harel Mallac & Co., Ltd.(3)	31,500	97,239
Ireland Blyth, Ltd.	7,800	25,687
LUX Island Resorts, Ltd.	62,400	105,606
MCB Group, Ltd.	138,908	810,192
New Mauritius Hotels, Ltd.	101,930	179,863
Omnicane, Ltd.	15,009	32,199
Phoenix Beverages, Ltd.	10,200	88,776
Rogers & Co., Ltd.	187,150	158,602
SBM Holdings, Ltd.	19,639,106	535,269
Sun Resorts, Ltd., Class A(1)	65,600	74,289
Terra Mauricia, Ltd.	90,156	82,243
Vivo Energy Mauritius, Ltd.	23,359	91,212

		$2,657,028

Security	Shares	Value

Mexico — 3.5%
Alfa SAB de CV, Series A	71,400	$144,969
America Movil SAB de CV ADR, Series L	39,700	829,333
Arca Continental SAB de CV	10,800	66,249
Cemex SAB de CV ADR(1)	30,576	294,141
Coca Cola Femsa SAB de CV ADR	1,100	87,890
El Puerto de Liverpool SAB de CV(1)	5,200	57,321
Fibra Uno Administracion SA de CV	56,800	141,648
Fomento Economico Mexicano SAB de CV ADR(1)	4,600	416,254
Gentera SAB de CV(1)	29,400	50,322
Grupo Aeroportuario del Pacifico SAB de CV ADR, Class B	900	63,945
Grupo Aeroportuario del Sureste SAB de CV ADR, Class B(1)	600	86,742
Grupo Bimbo SAB de CV, Series A(1)	41,700	111,792
Grupo Carso SAB de CV, Series A1	15,400	64,222
Grupo Financiero Banorte SAB de CV, Class O	59,900	339,792
Grupo Financiero Inbursa SAB de CV, Class O	57,600	137,599
Grupo Financiero Santander Mexico SAB de CV ADR	9,400	95,598
Grupo Mexico SAB de CV, Series B	92,000	284,299
Grupo Televisa SAB ADR(1)	12,300	447,843
Industrias Penoles SAB de CV	3,700	62,704
Kimberly-Clark de Mexico SAB de CV, Class A	39,900	87,852
Mexichem SAB de CV	25,400	72,664
Promotora y Operadora de Infraestructura SAB de CV(1)	6,900	79,155
Wal-Mart de Mexico SAB de CV, Series V	126,800	298,363

		$4,320,697

Norway — 0.3%
DNO ASA(1)	180,500	$340,294

		$340,294

Peru — 2.3%
Cia de Minas Buenaventura SA ADR	32,772	$366,391
Credicorp, Ltd.	10,434	1,591,707
Ferreycorp SAA	158,900	69,528
Southern Copper Corp.	25,800	840,564

		$2,868,190

Philippines — 1.2%
Aboitiz Equity Ventures, Inc.	72,000	$91,448
Aboitiz Power Corp.	39,500	38,029
Alliance Global Group, Inc.	85,700	48,704
Ayala Corp.	5,970	104,393
Ayala Land, Inc.	190,500	164,809
Bank of the Philippine Islands	21,799	49,511
BDO Unibank, Inc.	45,010	110,070
DMCI Holdings, Inc.	110,400	37,150

16	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

April 30, 2015

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Philippines (continued)
Energy Development Corp.	250,600	$45,450
Globe Telecom, Inc.	1,375	67,225
International Container Terminal Services, Inc.	13,610	33,570
JG Summit Holding, Inc.	68,590	109,870
Jollibee Foods Corp.	11,680	52,122
Megaworld Corp.	307,500	36,456
Metro Pacific Investments Corp.	202,000	20,511
Metropolitan Bank & Trust Co.	13,903	28,982
Philippine Long Distance Telephone Co.	2,515	157,812
SM Investments Corp.	4,320	87,275
SM Prime Holdings, Inc.	225,000	94,086
Universal Robina Corp.	19,000	92,655

		$1,470,128

Qatar — 0.2%
Ooredoo QSC	9,600	$260,844

		$260,844

Romania — 3.9%
Banca Transilvania(1)	2,357,400	$1,466,514
BRD-Group Societe Generale(1)	195,500	528,182
Electrica SA(1)	220,100	660,775
OMV Petrom SA	6,514,400	648,945
Societatea Nationala de Gaze Naturale ROMGAZ SA	71,900	663,559
Societatea Nationala Nuclearelectrica SA	82,800	160,063
Transelectrica SA	36,800	264,310
Transgaz SA Medias	6,800	465,518

		$4,857,866

Serbia — 2.4%
Aerodrom Nikola Tesla AD Beograd	43,200	$520,517
Energoprojekt Holding AD Beograd	62,500	651,542
Gosa AD Montaza Velika Plana	1,378	27,049
Komercijalna Banka AD Beograd(1)	18,100	347,721
Metalac AD	4,700	90,298
Naftna Industrija Srbije	216,465	1,365,906

		$3,003,033

Singapore — 1.3%
Interra Resources, Ltd.(1)	2,713,000	$359,757
Yoma Strategic Holdings, Ltd.(1)	3,314,333	1,273,401

		$1,633,158

Security	Shares	Value

South Korea — 8.4%
AMOREPACIFIC Corp.	65	$235,504
AMOREPACIFIC Group, Inc.	65	98,834
BNK Financial Group, Inc.	4,900	73,253
Celltrion, Inc.(1)	1,680	133,754
CJ CheilJedang Corp.	220	85,557
CJ Corp.	400	71,113
DGB Financial Group Co., Ltd.	4,600	51,926
Dongbu Insurance Co., Ltd.	1,100	55,904
E-Mart Co., Ltd.	420	86,526
Hana Financial Group, Inc.	6,400	188,390
Hankook Tire Co., Ltd.	1,600	67,240
Hotel Shilla Co., Ltd.	930	92,583
Hynix Semiconductor, Inc.	12,400	530,535
Hyundai Development Co.	1,700	90,491
Hyundai Engineering & Construction Co., Ltd.	1,900	91,412
Hyundai Glovis Co., Ltd.	300	65,807
Hyundai Heavy Industries Co., Ltd.(1)	770	100,045
Hyundai Mobis Co., Ltd.	1,200	263,854
Hyundai Motor Co.	2,600	408,047
Hyundai Motor Co., PFC Shares	550	60,795
Hyundai Motor Co., Second PFC Shares	760	86,176
Hyundai Steel Co.	1,600	116,947
Hyundai Wia Corp.	380	53,846
Industrial Bank of Korea	5,900	81,066
Kangwon Land, Inc.	2,800	95,447
KB Financial Group, Inc.	7,900	301,261
KCC Corp.	130	66,632
Kia Motors Corp.	4,600	211,976
Korea Electric Power Corp.	5,000	217,420
Korea Investment Holdings Co., Ltd.	1,000	64,027
Korea Zinc Co., Ltd.	199	88,625
KT&G Corp.	2,400	212,543
LG Chem, Ltd.	900	227,347
LG Corp.	2,000	124,099
LG Display Co., Ltd.	4,300	119,080
LG Electronics, Inc.	2,300	129,336
LG Household & Health Care, Ltd.	200	146,940
LG Uplus Corp.	5,400	54,022
Lotte Chemical Corp.	340	78,878
Lotte Shopping Co., Ltd.	270	65,115
Naver Corp.	500	302,339
NCsoft Corp.	330	62,862
ORION Corp.	70	81,757
POSCO	1,300	306,233
Samsung C&T Corp.	2,500	132,767
Samsung Electro-Mechanics Co., Ltd.	1,100	69,031

17	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

April 30, 2015

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

South Korea (continued)
Samsung Electronics Co., Ltd.	1,700	$2,230,151
Samsung Electronics Co., Ltd., PFC Shares	340	344,995
Samsung Fire & Marine Insurance Co., Ltd.	600	158,078
Samsung Heavy Industries Co., Ltd.	4,200	70,743
Samsung Life Insurance Co., Ltd.	1,100	107,594
Samsung SDI Co., Ltd.	1,100	122,465
Samsung Securities Co., Ltd.	1,400	85,070
Shinhan Financial Group Co., Ltd.	8,200	339,383
SK C&C Co., Ltd.	460	108,867
SK Holdings Co., Ltd.	560	96,426
SK Innovation Co., Ltd.(1)	1,300	142,291
SK Telecom Co., Ltd.	230	61,634
Woongjin Coway Co., Ltd.	1,200	100,779

		$10,315,818

Sri Lanka — 2.7%
Access Engineering PLC	538,300	$92,737
Aitken Spence Hotel Holdings PLC, Class H	106,700	64,025
Aitken Spence PLC	159,900	120,980
Chevron Lubricants Lanka PLC	54,700	167,326
Commercial Bank of Ceylon PLC	512,648	661,003
DFCC Bank PLC	34,316	56,016
Dialog Axiata PLC	2,471,500	213,128
Distilleries Co. of Sri Lanka PLC	79,500	149,362
Hatton National Bank PLC	43,300	57,830
Hatton National Bank PLC (Non Voting)	86,400	149,464
John Keells Holdings PLC	710,500	1,096,838
National Development Bank PLC	100,489	201,020
Sampath Bank PLC	47,103	91,296
Tokyo Cement Co. (Lanka) PLC	528,600	222,203

		$3,343,228

Taiwan — 3.7%
Advanced Semiconductor Engineering, Inc.	62,000	$87,924
Advantech Co., Ltd.	4,000	32,951
Asia Cement Corp.	26,000	32,877
Asustek Computer, Inc.	7,000	74,160
AU Optronics Corp.	99,000	49,683
Catcher Technology Co., Ltd.	7,000	81,913
Cathay Financial Holding Co., Ltd.	76,000	132,774
Chailease Holding Co., Ltd.	11,000	30,149
Chang Hwa Commercial Bank, Ltd.	55,000	33,605
Cheng Shin Rubber Industry Co., Ltd.	17,000	40,685
China Development Financial Holding Corp.	111,000	46,246
China Life Insurance Co., Ltd.	35,000	37,049

Security	Shares	Value

Taiwan (continued)
China Steel Corp.	117,000	$98,275
Chunghwa Telecom Co., Ltd.	37,000	119,410
Compal Electronics, Inc.	48,000	43,700
CTBC Financial Holding Co., Ltd.	139,000	108,194
Delta Electronics, Inc.	17,000	102,297
E.Sun Financial Holding Co., Ltd.	67,000	45,877
Epistar Corp.	13,000	20,306
Far Eastern New Century Corp.	35,000	38,444
Far EasTone Telecommunications Co., Ltd.	17,000	40,532
First Financial Holding Co., Ltd.	61,000	38,350
Formosa Chemicals & Fibre Corp.	35,000	89,186
Formosa Plastics Corp.	42,000	107,965
Foxconn Technology Co., Ltd.	11,000	31,350
Fubon Financial Holding Co., Ltd.	65,000	139,786
Giant Manufacturing Co., Ltd.	3,000	25,875
Hon Hai Precision Industry Co., Ltd.	112,000	335,602
Hotai Motor Co., Ltd.	3,000	51,979
HTC Corp.(1)	8,000	32,938
Hua Nan Financial Holdings Co., Ltd.	67,000	41,156
Innolux Corp.	84,000	43,330
Inotera Memories, Inc.(1)	25,000	28,710
Largan Precision Co., Ltd.	1,000	100,206
Lite-On Technology Corp.	25,000	31,587
MediaTek, Inc.	13,000	167,104
Mega Financial Holding Co., Ltd.	102,000	90,725
Nan Ya Plastics Corp.	47,000	115,517
Novatek Microelectronics Corp., Ltd.	6,000	31,360
Pegatron Corp.	17,000	50,362
Pou Chen Corp.	23,000	32,231
President Chain Store Corp.	5,000	37,001
Quanta Computer, Inc.	28,000	70,250
Shin Kong Financial Holding Co., Ltd.	97,000	31,459
Shuang Bang Industrial Corp.	13,000	8,073
Siliconware Precision Industries Co., Ltd.	36,000	59,141
SinoPac Financial Holdings Co., Ltd.	84,000	38,074
Taishin Financial Holdings Co., Ltd.	87,000	39,827
Taiwan Cement Corp.	26,000	36,924
Taiwan Cooperative Financial Holding Co., Ltd.	74,000	39,925
Taiwan Mobile Co., Ltd.	12,000	42,277
Taiwan Semiconductor Manufacturing Co., Ltd.	218,000	1,049,511
Teco Electric & Machinery Co., Ltd.	24,000	23,302
Uni-President Enterprises Corp.	49,000	80,191
United Microelectronics Corp.	131,000	62,765
Yuanta Financial Holding Co., Ltd.	102,000	59,286

		$4,560,376

18	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

April 30, 2015

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Thailand — 0.8%
PTT Exploration & Production PCL(5)	53,050	$187,918
TTCL PCL(5)	767,100	743,987

		$931,905

United Kingdom — 0.4%
Genel Energy PLC(1)	48,400	$465,398

		$465,398

United States — 0.1%
Tahoe Resources, Inc.	11,940	$166,563
TAL International Group, Inc.(1)	300	11,562

		$178,125

Vietnam — 8.0%
Bank for Foreign Trade of Vietnam JSC	410,815	$688,762
Bank for Investment & Development of Vietnam	216,700	188,527
Bao Viet Holdings	111,500	182,186
Danang Rubber JSC	47,200	132,402
Everpia Vietnam JSC	3,970	4,843
FPT Corp.	69,937	166,057
Gemadept Corp.	40,700	55,414
HAGL JSC(1)	648,460	603,286
Hoa Phat Group JSC	103,737	211,445
Hoa Sen Group	42,440	74,388
Imexpharm Pharmaceutical JSC	22,770	49,169
Kinh Bac City Development Share Holding Corp.(1)	268,100	195,034
Kinh Do Corp.	243,900	496,164
Masan Group Corp.(1)	475,700	1,792,090
Nam Long Investment Corp.	110,000	100,741
Ocean Group JSC(1)	17,000	3,132
PetroVietnam Drilling and Well Services JSC	173,293	435,237
PetroVietnam Fertilizer & Chemical JSC	205,250	286,902
PetroVietnam Gas JSC	83,000	251,791
PetroVietnam Technical Services JSC	294,900	354,254
Pha Lai Thermal Power JSC	186,000	206,003
Refrigeration Electrical Engineering Corp.	100,000	121,346
Saigon - Hanoi Commercial Joint Stock Bank	535,900	207,636
Saigon Securities, Inc.	364,300	346,531
Saigon Thuong Tin Commercial JSB(1)	704,300	583,766
Tan Tao Investment & Industry Corp.(1)	675,400	212,522
Traphaco JSC	18,690	69,232
Vietnam Construction and Import-Export JSC	251,400	146,764
Vietnam Joint Stock Commercial Bank for Industry and Trade	149,900	124,763
Vingroup JSC	677,052	1,514,719

Security	Shares	Value

Vietnam (continued)
Vinh Son - Song Hinh Hydropower JSC	101,700	$63,357

		$9,868,463

Total Common Stocks (identified cost $110,790,409)		$112,788,328

Equity-Linked Securities(2)(6) — 2.1%

Security	Maturity Date	Shares	Value

Saudi Arabia — 2.1%
Al Rajhi Bank	7/24/17	19,300	$322,300
Al Tayyar	3/22/16	2,667	77,430
Alinma Bank	7/24/17	25,500	167,101
Almarai Co.(1)	7/24/17	3,600	86,514
Bank Al-Jazira(1)	7/24/17	7,400	63,836
Banque Saudi Fransi	7/24/17	15,000	154,193
Dar Al Arkan Real Estate Development(1)	3/22/16	17,700	45,666
Etihad Etisalat Co.(1)	7/24/17	7,500	74,096
National Industrialization Co.(1)	7/24/17	7,000	46,155
Riyad Bank(1)	7/24/17	18,000	86,040
Samba Financial Group	7/24/17	25,133	206,077
Saudi Arabian Fertilizer Co.	7/24/17	2,875	94,585
Saudi Arabian Mining Co.	7/24/17	6,100	73,927
Saudi Basic Industries Corp.	7/24/17	13,600	393,920
Saudi Cement Co.	7/24/17	2,500	63,581
Saudi Electricity Co.	7/24/17	16,600	89,300
Saudi Industrial Investment Group(1)	7/24/17	7,400	57,324
Saudi Kayan Petrochemical Co.(1)	7/24/17	18,200	59,085
Saudi Telecom Co.	7/24/17	9,200	169,887
Savola Group	7/24/17	7,800	161,456
Yanbu National Petrochemicals Co.	7/24/17	3,600	51,477

Total Equity-Linked Securities (identified cost $2,753,740)			$2,543,950

Investment Funds — 2.6%

Security	Shares	Value

Romania — 2.6%
Fondul Proprietatea SA(1)	13,978,349	$3,195,355

Total Investment Funds (identified cost $3,274,560)		$3,195,355

19	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

April 30, 2015

Portfolio of Investments (Unaudited) — continued

Warrants — 0.0%(7)

Security	Shares	Value

Interra Resources, Ltd., Exp. 12/8/15(1)	249,500	$1,980

Total Warrants (identified cost $0)		$1,980

Short-Term Investments — 3.1%

U.S. Treasury Obligations — 0.4%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 5/14/15(8)	$500	$500,000

Total U.S. Treasury Obligations (identified cost $500,000)		$500,000

Other — 2.7%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.17%(9)	$3,348	$3,348,257

Total Other (identified cost $3,348,257)		$3,348,257

Total Short-Term Investments (identified cost $3,848,257)		$3,848,257

Total Investments — 99.1% (identified cost $120,666,966)		$122,377,870

Other Assets, Less Liabilities — 0.9%		$1,076,383

Net Assets — 100.0%		$123,454,253

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	–	American Depositary Receipt
GDR	–	Global Depositary Receipt
PCL	–	Public Company Ltd.
PFC Shares	–	Preference Shares

(1)	Non-income producing security.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At April 30, 2015, the aggregate value of these securities is $2,920,126 or 2.4% of the Portfolio’s net assets.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 9).
(4)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2015, the aggregate value of these securities is $3,539,388 or 2.9% of the Portfolio’s net assets.

(5)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

(6)

Security whose performance, including redemption at maturity, is linked to the price of the underlying equity security. The investment is subject to credit risk of the issuing financial institution (Citigroup Global Markets Holdings Inc.) in addition to the market risk of the underlying security.

(7)	Amount is less than 0.05%.

(8)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(9)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2015.

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	34.7%	$42,867,610
Information Technology	10.5	12,969,378
Energy	9.4	11,662,144
Consumer Staples	8.8	10,864,007
Industrials	8.0	9,859,393
Materials	6.5	7,984,908
Telecommunication Services	5.6	6,897,150
Consumer Discretionary	4.9	6,027,810
Utilities	3.3	4,050,978
Health Care	1.7	2,150,880
Investment Funds	2.6	3,195,355
Short-Term Investments	3.1	3,848,257

Total Investments	99.1%	$122,377,870

20	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

April 30, 2015

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2015
Unaffiliated investments, at value (identified cost, $117,318,709)	$119,029,613
Affiliated investment, at value (identified cost, $3,348,257)	3,348,257
Restricted cash*	855,615
Foreign currency, at value (identified cost, $1,221,376)	1,221,018
Dividends receivable	159,666
Interest receivable from affiliated investment	265
Receivable for open forward foreign currency exchange contracts	380,443
Other assets	25,591
Total assets	$125,020,468

Liabilities
Cash collateral due to broker	$430,000
Payable for investments purchased	60,187
Payable for variation margin on open financial futures contracts	18,331
Payable for open forward foreign currency exchange contracts	817,157
Due to custodian	53,286
Payable to affiliates:
Investment adviser fee	98,287
Trustees’ fees	366
Accrued foreign capital gains taxes	5,963
Accrued expenses	82,638
Total liabilities	$1,566,215
Net Assets applicable to investors’ interest in Portfolio	$123,454,253

Sources of Net Assets
Investors’ capital	$121,756,477
Net unrealized appreciation	1,697,776
Total	$123,454,253

*	Represents restricted cash on deposit at the custodian and broker for open derivative contracts.

21	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

April 30, 2015

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2015
Dividends (net of foreign taxes, $84,648)	$767,033
Interest (net of foreign taxes, $355)	2,718
Interest allocated from affiliated investment	9,727
Expenses allocated from affiliated investment	(1,173)
Total investment income	$778,305

Expenses
Investment adviser fee	$460,471
Trustees’ fees and expenses	2,330
Custodian fee	98,586
Legal and accounting services	25,059
Interest expense and fees	4,951
Miscellaneous	12,440
Total expenses	$603,837
Deduct —
Reduction of custodian fee	$27
Total expense reductions	$27

Net expenses	$603,810

Net investment income	$174,495

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions (net of foreign capital gains taxes of $12,793)	$(97,906)
Investment transactions allocated from affiliated investment	43
Financial futures contracts	133,725
Swap contracts	(135,222)
Foreign currency and forward foreign currency exchange contract transactions	(8,714)
Net realized loss	$(108,074)
Change in unrealized appreciation (depreciation) —
Investments (net of decrease in accrued foreign capital gains taxes of $15,990)	$2,073,111
Financial futures contracts	82,225
Swap contracts	176,162
Foreign currency and forward foreign currency exchange contracts	(408,477)
Net change in unrealized appreciation (depreciation)	$1,923,021

Net realized and unrealized gain	$1,814,947

Net increase in net assets from operations	$1,989,442

22	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

April 30, 2015

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2015 (Unaudited)	Year Ended October 31, 2014(1)
From operations —
Net investment income (loss)	$174,495	$(98,115)
Net realized gain (loss) from investment transactions, financial futures contracts, swap contracts, and foreign currency and forward foreign currency exchange contract transactions	(108,074)	881,926
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts, swap contracts, foreign currency and forward foreign currency exchange contracts	1,923,021	(225,245)
Net increase in net assets from operations	$1,989,442	$558,566
Capital transactions —
Contributions	$120,577,533	$50,001,000
Withdrawals	(49,672,288)	—
Net increase in net assets from capital transactions	$70,905,245	$50,001,000

Net increase in net assets	$72,894,687	$50,559,566

Net Assets
At beginning of period	$50,559,566	$—
At end of period	$123,454,253	$50,559,566

(1)	The Portfolio commenced operations on November 1, 2013.

23	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

April 30, 2015

Supplementary Data

Ratios/Supplemental Data	Six Months Ended April 30, 2015 (Unaudited)		Year Ended October 31, 2014(1)
Ratios (as a percentage of average daily net assets):
Expenses(2)	1.31	%(3)(4)	1.63%
Net investment income (loss)	0.38	%(3)	(0.19)%
Portfolio Turnover	8	%(5)	112%

Total Return	(0.34	)%(5)	1.10%

Net assets, end of period (000’s omitted)	$123,454		$50,560

(1)	The Portfolio commenced operations on November 1, 2013.
(2)	Excludes the effect of custody fee credits, if any, of less than 0.005%.
(3)	Annualized.
(4)	Includes interest expense of 0.01%.
(5)	Not annualized.

24	See Notes to Financial Statements.

Global Macro Capital Opportunities Portfolio

April 30, 2015

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Global Macro Capital Opportunities Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2015, Eaton Vance Global Macro Capital Opportunities Fund held a 99.9% interest in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices. Equity-linked securities are generally valued based on the value of the underlying equity security or instrument.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded, with adjustments for fair valuation for certain foreign financial futures contracts as described below. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. In the case of total return swaps, the pricing service valuations are based on the value of the underlying index or instrument and reference interest rate. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers.

Foreign Securities, Financial Futures Contracts and Currencies. Foreign securities, financial futures contracts and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities and certain exchange-traded foreign financial futures contracts generally is determined as of the close of trading on the principal exchange on which such securities and contracts trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities and certain foreign financial futures contracts to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities and foreign financial futures contracts that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities and foreign financial futures contracts to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities and foreign financial futures contracts.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

25

Global Macro Capital Opportunities Portfolio

April 30, 2015

Notes to Financial Statements (Unaudited) — continued

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends, interest and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal and Other Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. If one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

As of April 30, 2015, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Equity-Linked Securities — Equity-linked securities are primarily used as an alternative means to more efficiently and effectively access the securities markets of emerging market countries and may also be known as participation notes, equity swaps, and zero strike calls and warrants. Equity-linked securities are privately issued securities whose investment results are designed to correspond generally to the performance of a specified stock index or “basket” of stocks, or a single stock. The Portfolio deposits an amount of cash with its custodian (or broker, if legally permitted) in an amount near or equal to the selling price of the underlying security in exchange for an equity-linked security. Upon sale, the Portfolio receives cash from the broker or custodian equal to the current value of the underlying security, less transactional costs. Aside from market risk of the underlying security, there is the risk that the issuer of an equity-linked security may default on its obligation under the security. In addition, the Portfolio may be unable to close out such a transaction with the other party or obtain an offsetting position with any other party, at any time prior to the end of the term of the underlying agreement. Income received on equity-linked securities is recorded as dividend income.

H  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

J  Financial Futures Contracts — Upon entering into a financial futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying index, and are recorded as unrealized gains

26

Global Macro Capital Opportunities Portfolio

April 30, 2015

Notes to Financial Statements (Unaudited) — continued

or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

K  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

L  Total Return Swaps — In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.

M  Interim Financial Statements — The interim financial statements relating to April 30, 2015 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate of 1.00% of the Portfolio’s average daily net assets up to $500 million, and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. For the six months ended April 30, 2015, the Portfolio’s investment adviser fee amounted to $460,471 or 1.00% (annualized) of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2015, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $93,942,177 and $5,995,509, respectively, for the six months ended April 30, 2015.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$120,916,579

Gross unrealized appreciation	$9,152,548
Gross unrealized depreciation	(7,691,257)

Net unrealized appreciation	$1,461,291

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts, financial futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment

27

Global Macro Capital Opportunities Portfolio

April 30, 2015

Notes to Financial Statements (Unaudited) — continued

the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at April 30, 2015 is as follows:

Forward Foreign Currency Exchange Contracts

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

5/6/15	Euro 64,514	United States Dollar 68,650	BNP Paribas	$—	$(3,790)	$(3,790)
5/6/15	Euro 1,709,786	United States Dollar 1,812,448	BNP Paribas	—	(107,410)	(107,410)
5/6/15	Euro 224,700	United States Dollar 239,068	Citibank, N.A.	—	(13,239)	(13,239)
5/6/15	Euro 3,552,000	United States Dollar 4,122,309	JPMorgan Chase Bank, N.A.	133,896	—	133,896
5/6/15	Euro 2,897,000	United States Dollar 3,362,142	JPMorgan Chase Bank, N.A.	109,205	—	109,205
5/6/15	Euro 588,000	United States Dollar 682,409	JPMorgan Chase Bank, N.A.	22,165	—	22,165
5/6/15	Euro 662,920	United States Dollar 754,091	JPMorgan Chase Bank, N.A.	9,722	—	9,722
5/6/15	Euro 300,000	United States Dollar 339,317	JPMorgan Chase Bank, N.A.	2,458	—	2,458
5/6/15	Euro 168,530	United States Dollar 191,497	JPMorgan Chase Bank, N.A.	2,260	—	2,260
5/11/15	Euro 197,500	United States Dollar 225,526	BNP Paribas	3,747	—	3,747
5/11/15	Euro 82,150	United States Dollar 93,107	BNP Paribas	858	—	858
5/11/15	Euro 966,000	United States Dollar 1,094,436	Citibank, N.A.	9,681	—	9,681
5/11/15	Euro 87,420	United States Dollar 97,325	Citibank, N.A.	—	(842)	(842)
5/11/15	Euro 532,000	United States Dollar 582,062	Citibank, N.A.	—	(15,339)	(15,339)
5/11/15	Euro 423,000	United States Dollar 478,243	JPMorgan Chase Bank, N.A.	3,241	—	3,241
5/11/15	Euro 85,100	United States Dollar 96,281	JPMorgan Chase Bank, N.A.	719	—	719
5/11/15	Mexican Peso 33,501,569	United States Dollar 2,226,561	JPMorgan Chase Bank, N.A.	43,862	—	43,862
5/11/15	Mexican Peso 25,742,461	United States Dollar 1,711,832	JPMorgan Chase Bank, N.A.	34,655	—	34,655
5/11/15	New Taiwan Dollar 138,948,000	United States Dollar 4,401,964	Bank of America, N.A.	—	(134,994)	(134,994)
5/11/15	United States Dollar 3,987,078	Mexican Peso 59,244,030	BNP Paribas	—	(127,201)	(127,201)
5/18/15	British Pound Sterling 329,084	United States Dollar 505,983	BNP Paribas	889	—	889

28

Global Macro Capital Opportunities Portfolio

April 30, 2015

Notes to Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

5/26/15	Thai Baht 29,197,000	United States Dollar 888,257	Standard Chartered Bank	$3,085	$—	$3,085
5/27/15	Singapore Dollar 2,318,000	United States Dollar 1,717,769	Standard Chartered Bank	—	(33,248)	(33,248)
6/10/15	South Korean Won 6,072,498,000	United States Dollar 5,343,627	Bank of America, N.A.	—	(288,611)	(288,611)
6/10/15	South Korean Won 4,490,920,000	United States Dollar 4,072,843	Standard Chartered Bank	—	(92,483)	(92,483)

				$380,443	$(817,157)	$(436,714)

Futures Contracts
Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)

6/15	92 E-mini MSCI Emerging Markets Index	Long	$4,315,260	$4,778,020	$462,760
6/15	132 SET50 Index	Short	(791,724)	(801,807)	(10,083)

					$452,677

SET:  Stock Exchange of Thailand.

At April 30, 2015, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Equity Price Risk:  The Portfolio enters into equity futures contracts to enhance total return, to manage certain investment risks and/or as a substitute for the purchase or sale of securities. During the six months ended April 30, 2015, the Portfolio also entered into total return swaps to enhance total return.

Foreign Exchange Risk:  The Portfolio engages in forward foreign currency exchange contracts to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

The Portfolio enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2015, the fair value of derivatives with credit-related contingent features in a net liability position was $817,157. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $270,993 at April 30, 2015.

The over-the-counter (OTC) derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate

29

Global Macro Capital Opportunities Portfolio

April 30, 2015

Notes to Financial Statements (Unaudited) — continued

derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as restricted cash and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments. The carrying amount of the liability for cash collateral due to broker at April 30, 2015 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 9) at April 30, 2015.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2015 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative		Liability Derivative

Equity Price	Financial futures contracts	$462,760	(1)	$(10,083	)(1)
Foreign Exchange	Forward foreign currency exchange contracts	$380,443	(2)	$(817,157	)(3)

Total		$843,203		$(827,240)

Derivatives not subject to master netting or similar agreements		$462,760		$(10,083)

Total Derivatives subject to master netting or similar agreements		$380,443		$(817,157)

(1)

Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Payable for variation margin.

(2)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts; Net unrealized appreciation.

(3)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts; Net unrealized appreciation.

The Portfolio’s derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for assets and pledged by the Portfolio for liabilities as of April 30, 2015.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

BNP Paribas	$5,494	$(5,494)	$—	$—	$—
Citibank, N.A.	9,681	(9,681)	—	—	—
JPMorgan Chase Bank, N.A.	362,183	—	—	(362,183)	—
Standard Chartered Bank	3,085	(3,085)	—	—	—
	$380,443	$(18,260)	$—	$(362,183)	$—

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Global Macro Capital Opportunities Portfolio

April 30, 2015

Notes to Financial Statements (Unaudited) — continued

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

Bank of America, N.A.	$(423,605)	$—	$270,993	$—	$(152,612)
BNP Paribas	(238,401)	5,494	—	—	(232,907)
Citibank, N.A.	(29,420)	9,681	—	—	(19,739)
Standard Chartered Bank	(125,731)	3,085	—	—	(122,646)
	$(817,157)	$18,260	$270,993	$—	$(527,904)

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended April 30, 2015 was as follows:

Risk	Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)
Equity Price	Financial futures contracts	$133,725	$82,225
Equity Price	Swap contracts	(135,222)	176,162
Foreign Exchange	Forward foreign currency exchange contracts	112,773	(403,853)

Total		$111,276	$(145,466)

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts, Swap contracts and Foreign currency and forward foreign currency exchange contract transactions, respectively.

(2)

Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts, Swap contracts and Foreign currency and forward foreign currency exchange contracts, respectively.

The average notional amounts of derivative contracts outstanding during the six months ended April 30, 2015, which are indicative of the volume of these derivative types, were as follows:

Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts	Swap Contracts

$20,143,000	$578,000	$38,988,000	$904,000

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks, which is in effect through September 7, 2015. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2015.

31

Global Macro Capital Opportunities Portfolio

April 30, 2015

Notes to Financial Statements (Unaudited) — continued

7  Overdraft Advances

Pursuant to the custodian agreement, SSBT may, in its discretion, advance funds to the Portfolio to make properly authorized payments. When such payments result in an overdraft, the Portfolio is obligated to repay SSBT at the current rate of interest charged by SSBT for secured loans (currently, the Federal Funds rate plus 2%). This obligation is payable on demand to SSBT. SSBT has a lien on the Portfolio’s assets to the extent of any overdraft. At April 30, 2015, the Portfolio had an overdraft balance due to SSBT pursuant to the foregoing arrangement of $53,286. Based on the short-term nature of these payments and the variable interest rate, the carrying value of the overdraft advances approximated its fair value at April 30, 2015. If measured at fair value, overdraft advances would have been considered as Level 2 in the fair value hierarchy (see Note 9) at April 30, 2015. The Portfolio’s average overdraft advances during the six months ended April 30, 2015 were not significant.

8  Risks Associated with Foreign Investments

Investing in securities issued by entities whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States. The foregoing risks of foreign investing can be more significant in less developed countries characterized as emerging market countries.

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

32

Global Macro Capital Opportunities Portfolio

April 30, 2015

Notes to Financial Statements (Unaudited) — continued

At April 30, 2015, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Common Stocks
Asia/Pacific	$994,007	$67,870,175	$120,522	$68,984,704
Developed Europe	—	805,692	—	805,692
Emerging Europe	—	10,474,043	—	10,474,043
Latin America	21,434,491	—	—	21,434,491
Middle East/Africa	252,228	10,561,806	97,239	10,911,273
North America	178,125	—	—	178,125

Total Common Stocks	$22,858,851	$89,711,716 **	$217,761	$112,788,328

Equity-Linked Securities	$—	$2,543,950	$—	$2,543,950
Investment Funds	—	3,195,355	—	3,195,355
Warrants	1,980	—	—	1,980
Short-Term Investments —
U.S. Treasury Obligations	—	500,000	—	500,000
Other	—	3,348,257	—	3,348,257

Total Investments	$22,860,831	$99,299,278	$217,761	$122,377,870

Forward Foreign Currency Exchange Contracts	$—	$380,443	$—	$380,443
Futures Contracts	462,760	—	—	462,760

Total	$23,323,591	$99,679,721	$217,761	$123,221,073

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(817,157)	$—	$(817,157)
Futures Contracts	—	(10,083)	—	(10,083)

Total	$—	$(827,240)	$—	$(827,240)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2015 is not presented. At April 30, 2015, the value of investments transferred between Level 1 and Level 2 during the six months then ended was not significant.

33

Eaton Vance

Global Macro Capital Opportunities Fund

April 30, 2015

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that for a fund to enter into an investment advisory agreement with an investment adviser, the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), must approve the agreement and its terms at an in-person meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on October 6, 2014, the Board, including a majority of the Independent Trustees, voted to approve the investment advisory agreement of Eaton Vance Global Macro Capital Opportunities Fund (the “Fund”), with Eaton Vance Management (the “Adviser”). The Board reviewed information furnished for the October 6, 2014 meeting as well as information previously furnished throughout the year at meetings of the Board and its committees, including with respect to the approval of other investment advisory agreements for other Eaton Vance Funds. Such information included, among other things, the following:

Information about Fees and Expenses

•	The advisory and related fees to be paid by the Fund and the anticipated expense ratio of the Fund;

•

Comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those to be used in managing the Fund, if applicable, and concerning fees charged by other advisers for managing funds similar to the Fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services to be provided to the Fund, including the investment strategies and processes to be employed;

•

Information concerning the allocation of brokerage and the benefits expected to be received by the Adviser as a result of brokerage allocation for the Fund, including information concerning the acquisition of research through client commission arrangements and the Fund’s policies with respect to “soft dollar” arrangements;

•	Information about the Adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of the Adviser with respect to trading;

•	The procedures and processes to be used to determine the fair value of the Fund’s assets and actions to be taken to monitor and test the effectiveness of such procedures and processes;

Information about the Adviser

•	Reports detailing the financial results and condition of the Adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the Fund, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Copies of the Codes of Ethics of the Adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Copies of or descriptions of the Adviser’s policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by the Adviser and its affiliates on behalf of the Eaton Vance Funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•	Descriptions of the business continuity and disaster recovery plans of the Adviser and its affiliates;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services to be provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by the Adviser (which is the administrator); and

•	The terms of the investment advisory agreement of the Fund.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board concluded that the terms of the Fund’s investment advisory agreement with the Adviser, including its fee structure, are in the interests of shareholders and, therefore, the Board, including a majority of the Independent Trustees, voted to approve the terms of the investment advisory agreement for the Fund.

34

Eaton Vance

Global Macro Capital Opportunities Fund

April 30, 2015

Board of Trustees’ Contract Approval — continued

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services to be provided to the Fund by the Adviser. The Fund will invest primarily in the Global Macro Capital Opportunities Portfolio (the “Portfolio”) and may also invest directly in securities or other instruments.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments to be held by the Fund, including the education, experience and number of its investment professionals and other personnel who will provide portfolio management, investment research, and similar services to the Fund. In particular, the Board considered the abilities and experience of such personnel in investing in equity and equity-related securities traded in developed, emerging, frontier and off-index markets. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention expected to be devoted to Fund matters by senior management.

The Board noted that, under the terms of the investment advisory agreement of the Fund, the Adviser may invest assets of the Fund directly in securities, for which it would receive a fee, or in the other Eaton Vance funds, including the Portfolio, for which it receives no separate fee from the Fund but for which the Adviser or an affiliate receives fees from such other funds. The Trustees considered the potential benefits to the Fund of the ability to make direct investments, such as an improved ability to: gain exposure to sectors of the market the Adviser believes may not be represented or underrepresented by the Portfolio; to hedge certain Portfolio exposures; and/or to otherwise manage the exposures of the Fund.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by the Adviser and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services to be provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

Because the Fund had not yet commenced operations when the contract was approved, it had no performance record.

Management Fees and Expenses

The Board reviewed contractual fee rates to be payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees as compared to a group of similarly managed funds selected by an independent data provider and the Fund’s estimated expense ratio for a one-year period.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services to be provided by the Adviser, the Board concluded that the management fees proposed to be charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits projected to be realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund. The Board considered the level of profits expected to be realized without regard to revenue sharing or other payments expected to be made by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits expected to be received by the Adviser and its affiliates in connection with their relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services to be rendered, the profits expected to be realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to allow the Fund to benefit from economies of scale in the future.

35

Global Macro Capital Opportunities Portfolio

April 30, 2015

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised, administered and/or distributed by Eaton Vance Management or its affiliates (the “Eaton Vance Funds”) held on April 27, 2015, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2015. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following:

Information about Fees, Performance and Expenses

•	A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes it employs;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

36

Global Macro Capital Opportunities Portfolio

April 30, 2015

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2015, with respect to one or more funds, the Board met nine times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, seventeen, seven, eleven and thirteen times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund, and considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as processes for monitoring best execution of portfolio transactions and risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Global Macro Capital Opportunities Portfolio (the “Portfolio”) with Boston Management and Research (the “Adviser”), an affiliate of Eaton Vance Management, including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. In particular, the Board considered the abilities and experience of such investment personnel in investing in equity and equity-related securities traded in developed, emerging, frontier, and off-index markets. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain investment personnel. In addition, the Board considered the time and attention devoted to the Portfolio by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the management of the Portfolio, including the provision of administrative services.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

37

Global Macro Capital Opportunities Portfolio

April 30, 2015

Board of Trustees’ Contract Approval — continued

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Portfolio Performance

In light of the Portfolio’s relatively brief operating history, the Board concluded that additional time is required to evaluate Portfolio performance.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Portfolio’s management fees and total expense ratio for the year ended September 30, 2014, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board considered certain Portfolio specific factors that had an impact on Portfolio expense ratios relative to comparable funds, as identified by management in response to inquiries from the Contract Review Committee. The Board also considered actions taken by management in recent years to reduce expenses at the fund complex level.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Portfolio and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Portfolio and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Portfolio currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Portfolio to continue to benefit from economies of scale in the future.

38

Eaton Vance

Global Macro Capital Opportunities Fund

April 30, 2015

Officers and Trustees

Officers of Eaton Vance Global Macro Capital Opportunities Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Officers of Global Macro Capital Opportunities Portfolio

Eric A. Stein

President

Payson F. Swaffield

Vice President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Global Macro Capital Opportunities Fund and Global Macro Capital Opportunities Portfolio

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Susan J. Sutherland**

Harriett Tee Taggart

*	Interested Trustee
**	Ms. Sutherland began serving as a Trustee effective May 1, 2015.

39

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

40

Investment Adviser of Global Macro Capital Opportunities Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance Global Macro Capital Opportunities Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

18473 4.30.15

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Macro Capital Opportunities Portfolio

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	June 10, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Global Macro Capital Opportunities Portfolio

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	June 10, 2015

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	June 10, 2015